Leases (Tables)	6 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Operating lease expenses

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
Operating lease cost	$19,583	$19,649

Schedule of other information of leases

	March 31, 2025	September 30, 2024
	(Unaudited)
Weighted-average remaining term in years
Operating leases	1.59	2.06
Weighted-average discount rate
Operating leases	10.80%	10.80%
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$—
Right-of-use assets derecognized for termination of operating lease liabilities	$—	$—

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]

Twelve months ending March 31,	Lease payment
(Unaudited)
2026	$42,995
2027	13,229
2028	3,307
Thereafter	—
Total lease payments	59,531
Less: discount	4,269
Present value of lease liabilities	$55,262